United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/21

Date of Reporting Period: Six months ended 04/30/21

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2021

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	13.0%
Turkey	10.0%
Mexico	10.0%
China	9.3%
South Africa	4.5%
Argentina	4.4%
Bahrain	3.1%
India	3.0%
Dominican Republic	2.9%
Egypt	2.8%
Ukraine	2.5%
Nigeria	2.4%
Oman	2.2%
Ghana	2.0%
Colombia	2.0%
Russia	1.7%
Ecuador	1.5%
Indonesia	1.4%
Peru	1.4%
Chile	1.3%
United Arab Emirates	1.2%
Ivory Coast	1.2%
El Salvador	1.1%
Angola	1.0%
Kenya	1.0%
Other[2]	12.2%
Derivatives[3]	(0.1)%
Cash Equivalents[4]	0.2%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100%

1
This table depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s head office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.

2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund’s total net assets have been aggregated under the designation “Other.”
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund’s foreign cash position.

5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2021 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—58.9%
		Airport—0.4%
$ 2,300,000		Aeropuerto Internacional de Tocumen SA, 144A, 5.625%, 5/18/2036	$2,461,000
297,307		Aeropuerto Internacional de Tocumen SA, 144A, 6.000%, 11/18/2048	319,525
471,589		Aeropuertos Argentina 2000 S.A., 144A, 9.375%, 2/1/2027	383,475
466,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	483,051
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	409,567
		TOTAL	4,056,618
		Banking—2.6%
600,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 9.000%, 12/18/2069	656,706
700,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	693,112
6,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2025	6,411,180
1,300,000		Banco Do Brasil S.A., Sr. Unsecd. Note, REGS, 4.875%, 4/19/2023	1,384,188
500,000		Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	521,063
250,000		Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	260,531
2,630,000		Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,939,516
2,600,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	2,905,986
1,500,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	1,434,765
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	538,750
500,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	488,000
2,500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	2,762,700
2,000,000		Sberbank of Russia, REGS, 5.125%, 10/29/2022	2,095,170
1,500,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	1,469,490
3,800,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 6.500%, 1/8/2026	3,814,075
1,200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,279,572
500,000		VTB Capital SA, Sub., REGS, 6.950%, 10/17/2022	529,652
		TOTAL	30,184,456
		Chemicals & Plastics—0.2%
2,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	2,131,777
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	1,007,789
		Finance—0.5%
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,791,176
2,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	2,339,218
		TOTAL	5,130,394
		Financial Intermediaries—0.4%
2,600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	1,976,000
1,000,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.250%, 6/3/2021	970,000
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.625%, 11/22/2021	1,327,500
500,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	538,897
		TOTAL	4,812,397
		Local Authority—0.2%
2,000,000		Cemig Geracao E Transmissao SA, Sr. Unsecd. Note, REGS, 9.250%, 12/5/2024	2,309,930
		Metals & Mining—0.2%
1,400,000		Codelco, Inc., Sr. Unsecd. Note, 144A, 3.150%, 1/15/2051	1,295,726
1,000,000		OCP S.A., Sr. Unsecd. Note, REGS, 5.625%, 4/25/2024	1,091,593
		TOTAL	2,387,319
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Oil & Gas—12.1%
$ 1,850,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	$2,245,437
1,500,000		Empresa De Transporte ME, Sr. Unsecd. Note, 144A, 5.000%, 1/25/2047	1,742,108
2,800,000	[1]	GAZPROM PJSC (GAZ FN), Sub., 144A, 4.598%, 10/26/2025	2,858,800
6,300,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	7,082,491
837,000		Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	940,960
2,500,000		Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	2,419,687
550,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 12/1/2023	596,338
6,400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	6,918,400
900,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	1,010,133
4,950,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	5,238,832
5,050,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	5,693,117
11,455,000		Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	12,958,011
5,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	5,143,750
2,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.250%, 1/15/2025	2,027,100
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.625%, 9/21/2023	1,142,719
6,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	5,201,216
15,300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	14,792,805
4,150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	3,585,475
2,362,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	2,500,767
8,600,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	9,105,250
4,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,250,208
17,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	15,156,670
7,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	7,279,010
4,670,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,986,149
2,360,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	2,404,840
185,125		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	188,102
200,000		Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	237,939
1,400,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,494,241
1,500,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,639,556
1,100,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,198,097
1,000,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	1,133,980
2,000,000		Southern Gas Corridor CJSC, Unsecd. Note, 144A, 6.875%, 3/24/2026	2,406,260
7,916,300		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 1.500%, 9/30/2033	3,644,665
750,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 2.500%, 6/30/2029	412,508
		TOTAL	138,635,621
		Rail Industry—0.0%
200,000		Georgian Railway JSC, Sr. Unsecd. Note, REGS, 7.750%, 7/11/2022	212,000
		Real Estate—1.0%
3,575,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	3,802,089
2,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	2,392,045
500,000		DIFC Sukuk Ltd., Sr. Unsecd. Note, 4.325%, 11/12/2024	537,979
2,500,000		Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	2,535,423
2,500,000	[1]	Franshion Brilliant Ltd., Sub. Note, 5.750%, 1/17/2022	2,463,207
		TOTAL	11,730,743
		Sovereign—37.3%
2,000,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	2,012,500
2,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	2,562,500
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	1,008,978
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 2,900,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	$2,981,983
2,500,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	2,740,250
15,735,876	Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2030	5,704,255
43,442,671	Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2035	13,684,876
6,400,000	Argentina, Government of, Sr. Unsecd. Note, 0.125%, 1/9/2038	2,425,664
13,700,000	Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2041	4,897,750
6,200,000	Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2041	1,922,062
19,050,000	Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2046	6,143,625
6,398,291	Argentina, Government of, Unsecd. Note, 0.125%, 7/9/2030	2,175,483
7,000,000	Argentina, Government of, Unsecd. Note, 0.125%, 1/9/2038	2,275,070
2,000,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	690,020
2,500,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	2,520,850
1,800,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	1,831,500
4,000,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 8.950%, 10/15/2032	4,440,000
500,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	517,500
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	1,121,780
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 3/20/2025	1,070,000
3,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,177,720
1,300,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,495,624
2,500,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	2,804,450
1,000,000	Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	967,062
2,350,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,477,769
3,000,000	Brazil, Government of, Sr. Unsecd. Note, 2.875%, 6/6/2025	3,072,780
6,800,000	Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	6,750,088
12,000,000	Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	11,262,000
1,300,000	Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	1,449,500
3,000,000	CBB International Sukuk Programme Co SPC, Sr. Unsecd. Note, 144A, 6.250%, 11/14/2024	3,292,500
800,000	Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	784,736
2,100,000	Costa Rica, Government of, 144A, 4.250%, 1/26/2023	2,128,350
500,000	Costa Rica, Government of, 144A, 4.375%, 4/30/2025	507,500
2,400,000	Costa Rica, Government of, 144A, 5.625%, 4/30/2043	2,232,000
1,000,000	Costa Rica, Government of, REGS, 4.250%, 1/26/2023	1,013,500
500,000	Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.000%, 4/4/2044	512,500
300,000	Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.158%, 3/12/2045	309,750
400,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 7.158%, 3/12/2045	413,000
2,000,000	Dominican Republic, Government of, 144A, 5.875%, 4/18/2024	2,149,800
1,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	1,037,500
2,650,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,773,225
700,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	711,550
3,850,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	3,840,375
5,400,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	6,129,000
6,600,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	7,507,500
500,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	570,000
6,250,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	6,875,000
500,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	603,750
500,000	Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	551,410
3,500,000	Ecuador, Government of, Sr. Secd. Note, 144A, 0.500%, 7/31/2030	2,922,500
3,728,450	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	2,032,005
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 5,539,550		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2035	$3,766,949
9,762,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	5,808,785
3,075,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.500%, 7/31/2035	2,091,000
EGP 36,200,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 12.950%, 8/10/2021	2,231,915
39,800,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 13.200%, 5/4/2021	2,541,507
$ 2,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	1,948,880
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,879,297
$ 800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	818,400
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.500%, 2/16/2061	1,111,500
1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,625,925
4,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	4,246,800
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	2,914,638
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	1,261,030
1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	1,060,000
EUR 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	1,002,291
$ 4,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	4,690,980
4,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	3,928,480
1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.150%, 11/20/2059	987,500
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	1,432,500
4,200,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2025	4,325,160
3,231,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	3,380,918
2,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	2,095,000
1,800,000		Ethiopia, Government of, Sr. Unsecd. Note, REGS, 6.625%, 12/11/2024	1,719,000
2,300,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	2,426,500
2,300,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/11/2035	2,262,188
2,200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	2,202,860
5,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	5,156,424
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	2,540,150
1,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	1,249,644
2,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	2,013,344
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.627%, 6/16/2049	485,000
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	2,475,500
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,893,300
1,575,000		Guatemala, Government of, REGS, 4.875%, 2/13/2028	1,761,653
250,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 5.625%, 6/24/2030	262,500
500,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	541,750
5,000,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	5,083,500
900,000		Israel, Government of, Sr. Unsecd. Note, 3.875%, 7/3/2050	1,003,050
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	959,510
$ 1,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	1,588,335
5,655,560		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	5,706,290
4,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	4,971,807
500,000		Jamaica, Government of, 7.875%, 7/28/2045	697,500
800,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 4/28/2028	946,640
1,800,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,864,426
1,950,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	2,043,658
3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	3,260,070
4,700,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	5,093,005
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	$3,202,500
3,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	3,496,680
4,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	4,166,400
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	2,260,000
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.500%, 9/20/2047	3,164,940
1,700,000	[3,4]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	205,394
1,000,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	122,500
1,500,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	1,607,142
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	1,125,150
4,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	4,226,000
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	2,118,000
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/21/2025	1,137,500
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	2,052,200
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	2,296,000
3,500,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	3,768,030
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	2,100,221
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,122,240
3,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	3,225,000
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 3.875%, 3/8/2022	3,050,100
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	3,112,500
2,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/1/2025	2,097,400
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	1,043,790
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	2,991,000
700,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	731,500
1,300,000		Pakistan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 4/8/2031	1,365,000
4,000,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 5.625%, 12/5/2022	4,115,000
3,500,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	3,893,890
1,026,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	1,041,390
1,000,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	993,630
2,000,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	2,010,160
1,700,000		Senegal, Government of, Unsecd. Note, 144A, 6.250%, 5/23/2033	1,780,750
3,000,000		South Africa, Government of, Sr. Unsecd. Note, 4.300%, 10/12/2028	3,012,372
5,000,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	5,164,650
2,000,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,795,440
1,000,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	1,022,500
1,500,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.550%, 3/28/2030	976,950
3,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/3/2025	1,990,020
4,800,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	3,121,200
500,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 4.500%, 6/26/2030	522,900
500,000		Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	468,200
4,400,000		Turkey, Government of, 3.250%, 3/23/2023	4,316,796
4,000,000		Turkey, Government of, 5.750%, 3/22/2024	4,064,400
1,000,000		Turkey, Government of, 6.000%, 1/14/2041	874,960
2,000,000		Turkey, Government of, 6.750%, 5/30/2040	1,904,160
2,000,000		Turkey, Government of, 6.875%, 3/17/2036	1,959,000
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	1,916,464
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	935,000
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	2,885,448
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 3,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	$2,865,000
4,700,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,619,376
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	2,031,000
3,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	3,477,000
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	4,522,500
3,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,632,538
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,485,200
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	2,955,450
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.250%, 9/26/2022	1,030,000
5,340,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	5,495,394
3,300,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	3,382,500
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	1,593,600
3,000,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	2,749,500
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2029	1,000,400
2,500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	2,612,500
5,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	5,317,620
4,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	4,290,000
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2024	2,197,400
1,505,000	[4]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	1,585,894
4,653,000	[3,4]	Venezuela, Government of, 7.000%, 3/31/2038	476,933
6,920,000	[3,4]	Venezuela, Government of, 8.250%, 10/13/2024	709,300
2,000,000	[3,4]	Venezuela, Government of, 9.250%, 5/7/2028	204,000
		TOTAL	426,223,721
		State/Provincial—0.6%
546,000		Brazil Minas SPE, 144A, 5.333%, 2/15/2028	591,732
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	830,841
4,300,000		Istanbul Metropolitan Municipality, 144A, 6.375%, 12/9/2025	4,171,000
1,000,000	[3,4]	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 7.875%, 6/15/2027	430,010
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 7.450%, 6/1/2027	414,422
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 3.000%, 6/1/2027	148,008
186,484	[3,4]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.750%, 2/8/2025	116,552
		TOTAL	6,702,565
		Telecommunications & Cellular—0.3%
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	2,012,107
1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,117,837
		TOTAL	3,129,944
		Transportation—0.5%
500,000		DP World Crescent Ltd, Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	566,881
2,500,000		DP World Crescent Ltd, Sr. Unsecd. Note, Series EMTN, 3.875%, 7/18/2029	2,671,537
1,500,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,624,125
1,000,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	1,098,500
		TOTAL	5,961,043
		Utilities—2.5%
500,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 3.625%, 2/4/2025	507,985
1,450,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 4.625%, 2/4/2030	1,467,690
800,000		Comision Federal de Electricidad, Sr. Unsecd. Note, 144A, 4.677%, 2/9/2051	747,260
800,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	806,768
4,500,000		Eskom Holdings Ltd., REGS, 6.750%, 8/6/2023	4,705,879
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Utilities—continued
$ 5,200,000		Eskom Holdings Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	$5,664,204
6,000,000		Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	6,297,450
2,100,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	2,328,226
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	739,500
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	1,001,835
1,900,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	2,016,821
2,400,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	2,717,661
		TOTAL	29,001,279
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $648,489,497)	673,617,596
		CORPORATE BONDS—39.8%
		Aerospace & Defense—0.5%
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	2,107,500
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 144A, 6.950%, 1/17/2028	2,255,000
163,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	173,204
1,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	1,551,652
		TOTAL	6,087,356
		Air Transportation—0.3%
1,150,000		Aerovias De Mexico SA, Sr. Unsecd. Note, 144A, 7.000%, 2/5/2025	639,699
1,000,000		Azul Investments LLP, Sr. Unsecd. Note, REGS, 5.875%, 10/26/2024	952,685
1,640,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	1,509,784
		TOTAL	3,102,168
		Airport—0.0%
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	491,904
		Automotive—1.0%
1,600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	1,575,314
1,600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 1/10/2028	1,554,219
700,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	707,241
1,300,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.375%, 4/8/2030	1,657,918
1,250,000		Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, Sr. Unsecd. Note, 144A, 5.000%, 5/7/2028	1,229,000
800,000		Kia Corp., Sr. Unsecd. Note, 144A, 1.000%, 4/16/2024	804,866
800,000		Kia Corp., Sr. Unsecd. Note, 144A, 1.750%, 10/16/2026	803,218
200,000		Metalsa Sa De Cv, REGS, 4.900%, 4/24/2023	211,479
1,550,000		Metalsa Sa De Cv, Sr. Unsecd. Note, 144A, 3.750%, 5/4/2031	1,522,875
1,000,000		PT Gajah Tunggal Tbk, Series EMTN, 8.375%, 8/10/2022	954,000
		TOTAL	11,020,130
		Banking—5.9%
1,500,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,557,246
4,500,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	4,476,285
3,800,000		Akbank TAS, 144A, 7.200%, 3/16/2027	3,849,727
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	2,133,890
2,500,000	[1]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	2,568,850
2,300,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	2,375,371
600,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 2.750%, 1/11/2026	571,506
1,250,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2025	1,289,481
1,000,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	1,063,165
1,000,000		Banco Continental, 144A, 2.750%, 12/10/2025	980,080
1,000,000	[1]	Banco Davivienda S A, Jr. Sub. Note, 144A, 6.650%, 4/22/2031	1,022,600
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 2,535,000		Banco Daycoval SA, Sr. Unsecd. Note, Series EMTN, 4.250%, 12/13/2024	$2,585,700
1,400,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	1,564,850
1,000,000		Banco do Estado do Rio Grande do Sul SA, 144A, 5.375%, 1/28/2031	980,545
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	311,226
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	515,773
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	784,905
700,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	713,192
800,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Deb., 144A, 3.733%, 9/25/2034	815,440
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	797,812
3,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	3,294,300
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	766,500
488,428		Cielo USA, Inc., Sr. Unsecd. Note, 144A, 3.750%, 11/16/2022	500,827
1,000,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	1,013,438
800,000		DBS Group Holdings Ltd., Sr. Sub., 144A, 4.520%, 12/11/2028	867,544
500,000	[1]	Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.500%, 1/20/2022	521,875
850,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	886,006
1,400,000	[1]	Itau Unibanco Holding SA, Jr. Sub. Note, REGS, 6.500%, 3/19/2023	1,434,433
1,000,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, 144A, 3.250%, 1/24/2025	1,030,050
1,000,000		Itau Unibanco Holding SA, Sub., 144A, 3.875%, 4/15/2031	972,350
1,300,000		Itau Unibanco Holding SA, Sub., REGS, 5.500%, 8/6/2022	1,360,840
1,000,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	1,026,165
1,300,000	[1]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	1,360,937
800,000		Shinhan Bank, Sr. Unsecd. Note, 144A, 1.375%, 10/21/2026	799,002
1,732,000		Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	1,895,319
300,000	[1]	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 8/13/2023	324,714
500,000		Shriram Transport Finance Co. Ltd., REGS, 5.950%, 10/24/2022	510,758
3,000,000		Shriram Transport Finance Co. Ltd., Sec. Fac. Bond, 144A, 5.100%, 7/16/2023	3,030,750
800,000		Shriram Transport Finance Co. Ltd., Sr. Note, 144A, 4.400%, 3/13/2024	796,120
1,000,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	1,072,175
3,000,000		Turkiye Garanti Bankasi AS, Sub., REGS, 6.125%, 5/24/2027	2,990,085
1,000,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 5.875%, 1/14/2026	987,120
2,500,000		United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	2,588,425
1,600,000	[1]	Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 5/6/2022	1,651,515
1,500,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, 144A, 8.250%, 10/15/2024	1,614,375
2,800,000		Yapi ve Kredi Bankasi A.S., Sub., 144A, 7.875%, 1/22/2031	2,840,412
		TOTAL	67,093,679
		Beverage & Tobacco—0.4%
1,000,000		Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	1,055,020
2,000,000		Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	2,097,900
1,000,000		The Central American Bottling Corp., Sr. Unsecd. Note, 5.750%, 1/31/2027	1,055,020
		TOTAL	4,207,940
		Brewing—0.1%
700,000		Anadolu Efes Biracilik ve Malt Sanayii A.S., REGS, 3.375%, 11/1/2022	710,528
		Broadcast Radio & TV—0.1%
600,000		Globo Comunicaco e Part, Sr. Unsecd. Note, 144A, 5.125%, 3/31/2027	621,987
430,000		Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032	630,221
		TOTAL	1,252,208
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Building & Development—0.1%
$ 1,000,000	Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	$713,750
300,000	Ultra Tech Cement, Ltd., 144A, 2.800%, 2/16/2031	280,992
	TOTAL	994,742
	Building Materials—1.1%
2,300,000	Cemex SAB de CV, Sec. Fac. Bond, 144A, 5.200%, 9/17/2030	2,505,861
6,400,000	Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	7,267,712
800,000	Cemex SAB de CV, Sr. Secd. Note, 144A, 3.875%, 7/11/2031	792,868
1,550,000	Cimpor Financial Operations, 144A, 5.750%, 7/17/2024	1,474,763
	TOTAL	12,041,204
	Cable & Wireless Television—0.1%
1,000,000	Vtr Finance Bv, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2028	1,082,785
	Chemicals & Plastics—3.0%
800,000	Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 3.250%, 2/25/2031	789,120
700,000	Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 4.250%, 9/18/2029	742,665
500,000	Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 5.375%, 8/8/2023	544,850
500,000	Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	507,145
2,000,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	2,034,900
6,300,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	6,562,647
800,000	GC Treasury Center Co., Ltd., Sr. Unsecd. Note, 144A, 2.980%, 3/18/2031	797,414
800,000	GC Treasury Center Co., Ltd., Sr. Unsecd. Note, 144A, 4.300%, 3/18/2051	831,928
700,000	LG Chem Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/15/2029	761,968
1,500,000	Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	1,538,058
4,500,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	4,580,955
4,500,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	4,807,575
4,500,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	5,004,067
1,400,000	UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	1,515,808
2,000,000	UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	2,165,440
800,000	Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	826,629
	TOTAL	34,011,169
	Conglomerates—0.5%
1,000,000	Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, 144A, 6.950%, 3/14/2026	1,106,652
4,600,000	Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	5,090,599
	TOTAL	6,197,251
	Consumer Products—0.3%
500,000	ATENTO LUXCO 1 SA, Sec. Fac. Bond, 144A, 8.000%, 2/10/2026	544,622
1,000,000	Controladora Mabe S.A. de C.V., Sr. Unsecd. Note, REGS, 5.600%, 10/23/2028	1,171,035
600,000	Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	584,304
800,000	Mercadolibre, Inc., Sr. Unsecd. Note, 2.375%, 1/14/2026	799,380
	TOTAL	3,099,341
	Energy—0.1%
1,500,000	Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,547,697
	Equipment Lease—0.1%
1,000,000	Movida Europe S.A., Sr. Unsecd. Note, 144A, 5.250%, 2/8/2031	983,000
	Finance—0.9%
1,900,000	Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.375%, 2/4/2030	1,910,051
2,100,000	Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	2,186,625
400,000	Manappuram Finance Ltd., Sec. Fac. Bond, Series EMTN, 5.900%, 1/13/2023	411,470
800,000	Muthoot Finance Ltd., Term Loan - 1st Lien, REGS, 4.400%, 9/2/2023	809,880
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Finance—continued
$ 500,000		Op Servicios Mega, Sr. Unsecd. Note, REGS, 8.250%, 2/11/2025	$492,000
1,049,192		Sparc Em Spc Panama Metr, Sec. Fac. Bond, REGS, 0.001%, 12/5/2022	1,026,908
1,600,000		Unifin Finaciera, S.A.B. de C.V. S.O.F.O.M. E.N.R, Sr. Unsecd. Note, REGS, 8.375%, 1/27/2028	1,509,616
2,400,000		Unifin Financiera SA de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	2,373,744
		TOTAL	10,720,294
		Financial Intermediaries—0.4%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,757,600
1,000,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	942,500
1,400,000		Trust F/1401, Sr. Unsecd. Note, 144A, 5.250%, 1/30/2026	1,579,557
		TOTAL	4,279,657
		Food & Drug Retailers—0.1%
800,000		Cencosud SA, Sr. Unsecd. Note, REGS, 5.150%, 2/12/2025	897,275
		Food Products—1.1%
1,000,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 4.875%, 1/24/2030	1,028,180
800,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 5.750%, 9/21/2050	785,928
800,000		Cosan Luxembourg SA, Sr. Unsecd. Note, REGS, 7.000%, 1/20/2027	853,156
700,000		Frigorifico Concepcion, Term Loan - 1st Lien, 144A, 10.250%, 1/29/2025	719,250
1,000,000	[1]	Grupo Bimbo S.A.B. de CV, REGS, 5.950%, 4/17/2023	1,063,500
3,000,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	3,191,880
900,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	953,514
600,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 5.875%, 1/19/2028	638,517
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	1,077,150
900,000		Tbla International Pte. Ltd., Sr. Unsecd. Note, 7.000%, 1/24/2023	753,750
1,000,000		Ulker Biskuvi Sanayi AS, Sr. Unsecd. Note, 144A, 6.950%, 10/30/2025	1,081,304
		TOTAL	12,146,129
		Food Services—0.6%
3,800,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	3,616,023
3,500,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	3,594,185
		TOTAL	7,210,208
		Forest Products—0.2%
600,000		Inversiones CMPC SA, Sr. Unsecd. Note, 144A, 3.000%, 4/6/2031	595,740
1,500,000		Suzano Austria GmbH, Sr. Unsecd. Note, 3.750%, 1/15/2031	1,537,665
		TOTAL	2,133,405
		Health Care—0.1%
1,250,000		Auna SAA, Sr. Unsecd. Note, 144A, 6.500%, 11/20/2025	1,261,356
		Home Products & Furnishings—0.2%
2,000,000		Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	2,075,380
		Hotels, Motels, Inns & Casinos—0.2%
580,000		Grupo Posadas SA de C.V., Sr. Secd. Note, REGS, 7.875%, 6/30/2022	318,420
500,000		Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2029	511,875
1,500,000		Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2028	1,623,945
		TOTAL	2,454,240
		Insurance—0.0%
400,000	[1]	Kyobo Life Insurance Co Ltd, Sub., REGS, 3.950%, 7/24/2022	410,850
		Metals & Mining—4.1%
1,000,000		Abja Investment Co., 5.950%, 7/31/2024	1,088,450
3,190,000		Abja Investment Co., Sr. Unsecd. Note, 5.450%, 1/24/2028	3,310,042
800,000		ABM Investama Tbk PT, Sr. Unsecd. Note, REGS, 7.125%, 8/1/2022	744,400
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 500,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	$524,004
1,150,000	Cap S.A., 144A, 3.900%, 4/27/2031	1,132,750
1,000,000	Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.000%, 8/25/2021	1,005,244
3,550,000	CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	3,862,808
2,400,000	CSN Islands XII Corp., Sr. Unsecd. Note, REGS, 7.000%, 12/23/2069	2,430,000
800,000	CSN Resources SA, Sr. Unsecd. Note, 144A, 7.625%, 2/13/2023	831,000
1,300,000	CSN Resources SA, Sr. Unsecd. Note, REGS, 7.625%, 4/17/2026	1,401,017
205,423	Eterna Capital Pte Ltd., Term Loan - 1st Lien, Series A, 7.500%, 12/11/2022	148,932
1,000,000	Evraz PLC, Sr. Unsecd. Note, REGS, 5.375%, 3/20/2023	1,065,280
300,000	Gerdau Trade, Inc., Sr. Unsecd. Note, 144A, 4.875%, 10/24/2027	335,711
500,000	GUSAP III L.P., Sr. Unsecd. Note, 144A, 4.250%, 1/21/2030	527,245
500,000	Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	534,625
1,920,000	JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	1,970,399
1,800,000	Metinvest BV, Sr. Unsecd. Note, 144A, 7.650%, 10/1/2027	1,929,528
2,000,000	Metinvest BV, Sr. Unsecd. Note, 144A, 7.750%, 10/17/2029	2,141,700
720,000	Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	759,600
2,000,000	Metinvest BV, Sr. Unsecd. Note, REGS, 8.500%, 4/23/2026	2,219,880
2,500,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,742,907
2,000,000	MMK International Capital Designated Activity Co., Sr. Unsecd. Note, 144A, 4.375%, 6/13/2024	2,138,330
1,900,000	Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	2,122,737
1,000,000	PT Adaro Indonesia, REGS, 4.250%, 10/31/2024	1,029,000
1,000,000	Samarco Mineracao SA, REGS, 4.125%, 11/1/2022	811,250
400,000	Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 5.375%, 9/26/2024	331,500
500,000	Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 8.950%, 3/11/2025	496,643
500,000	Vedanta Resources II PLC, 144A, 13.875%, 1/21/2024	549,125
800,000	Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	680,600
5,700,000	Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.375%, 7/30/2022	5,606,947
1,000,000	Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 7.125%, 5/31/2023	937,805
300,000	Vedanta Resources PLC, REGS, 9.250%, 4/23/2026	271,500
800,000	VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	858,448
143,000	Volcan Compania Minera S.A.A., REGS, 5.375%, 2/2/2022	144,536
357,000	Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	352,614
	TOTAL	47,036,557
	Oil & Gas—3.3%
300,000	ADES International Holding PLC, Sec. Fac. Bond, REGS, 8.625%, 4/24/2024	309,465
500,000	AI Candelaria Spain SLU, Sr. Secd. Note, 144A, 7.500%, 12/15/2028	571,288
1,500,000	Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 7.250%, 5/3/2025	1,579,620
1,400,000	Energean Israel Finance Ltd., Sec. Fac. Bond, 4.500%, 3/30/2024	1,438,304
750,000	Frontera Energy Corp., Sr. Unsecd. Note, 144A, 9.700%, 6/25/2023	744,705
1,300,000	Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	1,338,824
293,000	Geopark Ltd., Sr. Unsecd. Note, REGS, 6.500%, 9/21/2024	305,431
700,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	597,306
1,100,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 7.750%, 5/23/2027	932,800
1,500,000	Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	1,513,462
2,000,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	2,042,500
2,000,000	Indika Energy Capital III Pte Ltd., REGS, 5.875%, 11/9/2024	2,025,500
400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	428,920
3,230,000	Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	3,320,117
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$ 750,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	$799,342
2,838,960	Mv24 Captial BV, Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	3,015,146
37,510	Odebrecht Drill VIII/IX, 144A, 6.350%, 12/1/2021	37,323
1,000,000	Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,013,750
850,000	Pampa Energia SA, Sr. Unsecd. Note, REGS, 7.375%, 7/21/2023	797,164
500,000	Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	420,218
1,200,000	Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, 144A, 3.750%, 10/16/2029	1,218,798
800,000	PT Pertamina (Persero), Sr. Unsecd. Note, 144A, 1.400%, 2/9/2026	782,960
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	509,020
3,000,000	Puma International Financing SA, Sr. Unsecd. Note, REGS, 5.000%, 1/24/2026	3,028,860
1,000,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	1,027,500
600,000	Tecpetrol S.A., Sr. Unsecd. Note, 144A, 4.875%, 12/12/2022	590,109
500,000	Transport de Gas Del Sur, Sr. Unsecd. Note, REGS, 6.750%, 5/2/2025	434,385
500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 6.250%, 4/15/2022	493,750
1,500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	1,310,625
2,000,000	Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	1,988,072
215,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	234,847
2,000,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 6/6/2029	2,109,780
700,000	Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	750,750
	TOTAL	37,710,641
	Other—0.1%
857,993	TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	857,577
	Paper Products—0.3%
2,800,000	Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 7.000%, 4/3/2049	3,441,648
	Pharmaceuticals—0.5%
800,000	Natura Cosmeticos S.A., Sr. Unsecd. Note, 144A, 4.125%, 5/3/2028	813,000
1,000,000	Natura Cosmeticos S.A., Sr. Unsecd. Note, REGS, 5.375%, 2/1/2023	1,027,250
3,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	2,974,140
1,500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,410,375
	TOTAL	6,224,765
	Rail Industry—0.0%
492,882	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	510,138
	Real Estate—4.6%
1,500,000	Agile Group Holdings Ltd., Sec. Fac. Bond, 5.750%, 1/2/2025	1,518,750
2,000,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	1,990,941
4,000,000	China Evergrande Group, Sec. Fac. Bond, 7.500%, 6/28/2023	3,510,000
4,000,000	China Evergrande Group, Sec. Fac. Bond, 8.250%, 3/23/2022	3,920,000
1,000,000	China Evergrande Group, Sec. Fac. Bond, 9.500%, 3/29/2024	867,500
2,000,000	China Evergrande Group, Sr. Unsecd. Note, 8.750%, 6/28/2025	1,635,000
4,300,000	Country Garden Holdings Co., 4.750%, 1/17/2023	4,396,750
1,700,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	1,796,687
2,093,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 4/10/2022	2,176,364
500,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	515,893
1,500,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 9/17/2029	1,527,022
2,000,000	Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	2,096,900
1,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	1,233,282
5,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	5,437,325
2,000,000	Scenery Journey Ltd., Sr. Unsecd. Note, 11.500%, 10/24/2022	1,905,000
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Real Estate—continued
$ 2,100,000	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	$2,132,104
3,000,000	Sunac China Holdings Ltd., Sec. Fac. Bond, 7.500%, 2/1/2024	3,157,500
1,000,000	Sunac China Holdings Ltd., Sr. Note, 7.250%, 6/14/2022	1,034,500
3,500,000	Sunac China Holdings Ltd., Sr. Secd. Note, 8.350%, 4/19/2023	3,664,500
400,000	Theta Capital Pte ltd., Sr. Unsecd. Note, 6.750%, 10/31/2026	405,467
1,400,000	Theta Capital Pte ltd., Sr. Unsecd. Note, 8.125%, 1/22/2025	1,489,250
800,000	Trust Fibrauno, Sr. Unsecd. Note, 144A, 6.390%, 1/15/2050	914,204
3,000,000	Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	2,978,625
1,511,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,533,665
1,300,000	YUZHOU Group, 8.500%, 2/4/2023	1,272,375
	TOTAL	53,109,604
	Retailers—0.9%
3,500,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, 144A, 9.000%, 10/22/2025	3,828,825
1,400,000	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	1,121,526
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,122,275
850,000	InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	814,215
1,700,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,855,426
800,000	JSM Global S.a r.l., 144A, 4.750%, 10/20/2030	810,968
1,200,000	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	294,000
	TOTAL	9,847,235
	Services—0.0%
500,000	Bukit Makmur Mandiri Utama, 144A, 7.750%, 2/10/2026	520,246
	Steel—0.2%
1,800,000	Periama Holdings LLC, Sr. Unsecd. Note, 5.950%, 4/19/2026	1,920,114
500,000	Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	538,380
	TOTAL	2,458,494
	Technology Services—1.3%
800,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	870,664
2,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	2,171,125
1,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,112,569
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	2,118,260
2,600,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	2,842,839
1,500,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	1,601,618
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,229,030
500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	537,753
1,300,000	Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,304,419
	TOTAL	14,788,277
	Telecommunications & Cellular—4.5%
500,000	ATP Tow & Telecom, Sec. Fac. Bond, 144A, 4.050%, 4/27/2026	493,500
439,000	Axtel SAB de CV, Sr. Unsecd. Note, REGS, 6.375%, 11/14/2024	458,755
1,000,000	Bharti Airtel International Netherlands BV, Sr. Unsecd. Note, REGS, 5.350%, 5/20/2024	1,101,926
800,000	Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	782,013
1,000,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 4.950%, 7/17/2030	1,058,545
82,632	Digicel Group 0.5 Ltd., 144A, 8.000% PIK, 4/1/2025	69,386
686,695	Digicel Group 0.5 Ltd., Term Loan - 1st Lien, 10.000% PIK, 4/1/2024	672,532
750,000	Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	786,563
2,593,333	Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	2,635,475
1,000,000	Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	985,740
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 500,000		Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	$472,593
2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	2,141,280
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	3,277,500
1,100,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 7.125%, 3/18/2025	1,153,625
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	3,277,500
200,000		Kenbourne Invest SA, Sr. Unsecd. Note, 144A, 4.700%, 1/22/2028	205,558
1,500,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	1,599,150
585,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	654,986
450,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2026	480,490
1,350,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 6.250%, 3/25/2029	1,511,507
1,500,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	1,542,103
5,100,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	5,423,518
500,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	533,625
1,000,000	[1]	Network i2i Ltd., Sub., 144A, 3.975%, 3/3/2026	1,006,025
1,000,000		Oi S.A., Sr. Unsecd. Note, 10.000%, 7/27/2025	1,047,510
2,000,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/6/2026	2,112,266
900,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	958,820
4,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	4,152,648
4,500,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	4,816,224
5,200,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 3.375%, 11/25/2027	5,244,044
269,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	282,450
		TOTAL	50,937,857
		Transportation—0.3%
800,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.250%, 1/10/2028	851,592
2,000,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.875%, 1/18/2025	2,111,500
1,000,000		Simpar Europe SA, 144A, 5.200%, 1/26/2031	1,010,130
		TOTAL	3,973,222
		Utilities—2.3%
1,000,000		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	1,171,750
400,000		Adani Green Energy UP Ltd., Sec. Fac. Bond, 144A, 6.250%, 12/10/2024	443,500
1,000,000		AES El Salvador Trust II, Sr. Unsecd. Note, REGS, 6.750%, 3/28/2023	1,002,205
2,000,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 4/7/2025	2,134,370
1,800,000		Azure Power Energy Ltd., 144A, 5.500%, 11/3/2022	1,836,054
1,532,000		Chile Electricity PEC SpA, Sec. Fac. Bond, 144A, 0.000%, 1/25/2028	1,255,811
1,173,640		Empresa Electrica Cochra, 144A, 5.500%, 5/14/2027	1,213,342
815,000		Enel Generacion Chile SA, Sr. Unsecd. Note, 4.250%, 4/15/2024	874,247
800,000		Enfragen Energia Sur Sa, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	796,188
400,000		Genneia SA, Sr. Unsecd. Note, REGS, 8.750%, 1/20/2022	358,084
300,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	320,550
1,500,000		Greenko Solar (Mauritius) Ltd., 144A, 5.950%, 7/29/2026	1,613,625
800,000		India Green Power Hold, Sec. Fac. Bond, 144A, 4.000%, 2/22/2027	801,600
2,460,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	2,499,975
2,414,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.875%, 5/24/2026	2,538,019
1,300,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	1,241,500
500,000		Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	514,000
228,000		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	267,511
1,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,115,625
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,767,789
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utilities—continued
$ 970,000	Pan American Energy LLC, 144A, 9.125%, 4/30/2027	$1,003,950
1,555,000	ReNew Power Ltd., Sec. Fac. Bond, REGS, 6.450%, 9/27/2022	1,613,313
200,000	Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	136,499
	TOTAL	26,519,507
	TOTAL CORPORATE BONDS (IDENTIFIED COST $438,705,497)	455,447,664
	COMMON STOCKS—0.2%
	Building Materials—0.1%
91,623	Cemex S.A.B de C.V., ADR	722,905
	Oil & Gas—0.1%
61,311	Cosan SA Industria e Comercio	1,016,498
98,205	Petroleo Brasileiro SA, ADR	832,779
	TOTAL	1,849,277
	TOTAL COMMON STOCKS (IDENTIFIED COST $2,648,714)	2,572,182
	EXCHANGE-TRADED FUND—0.1%
18,886	IShares MSCI ALL Peru Capped Index (IDENTIFIED COST $597,734)	599,253
	INVESTMENT COMPANY—0.2%
2,882,200	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5] (IDENTIFIED COST $2,882,776)	2,882,776
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $1,093,324,218)[6]	1,135,119,471
	OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	9,359,837
	TOTAL NET ASSETS—100%	$1,144,479,308
At April 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[4]United States Treasury Notes 10-Year Short Futures	530	$69,976,563	June 2021	$614,528
[4]United States Treasury Long Bond Short Futures	105	$16,511,250	June 2021	$233,110
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$847,638
Semi-Annual Shareholder Report

At April 30, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/4/2021	BNP Paribas SA	5,075,000	BRL	$876,227	$58,043
5/10/2021	BNP Paribas SA	565,000,000	CLP	$793,487	$1,455
5/10/2021	Citibank N.A.	714,000,000	CLP	$1,003,359	$1,224
5/10/2021	BNP Paribas SA	7,200,000	PEN	$1,987,665	$(85,261)
5/11/2021	BNP Paribas SA	4,470,000,000	COP	$1,246,867	$(56,314)
5/13/2021	JPMorgan Chase	3,622,000	PEN	$999,503	$(42,425)
5/17/2021	BNP Paribas SA	4,540,000	PEN	$1,250,275	$(50,519)
6/4/2021	BNP Paribas SA	726,000,000	CLP	$1,001,587	$19,697
6/11/2021	State Street Bank & Trust Co.	613,740	AUD	$456,971	$15,906
6/11/2021	Citibank N.A.	606,967	AUD	$457,044	$10,615
6/11/2021	Morgan Stanley	2,329,930	BRL	$454,629	$(27,185)
6/11/2021	Morgan Stanley	2,338,695	BRL	$455,984	$(26,932)
6/11/2021	State Street Bank & Trust Co.	588,483	CAD	$459,334	$19,476
6/11/2021	Citibank N.A.	591,606	CAD	$459,591	$21,760
6/11/2021	Citibank N.A.	405,007	CHF	$458,780	$(14,862)
6/11/2021	State Street Bank & Trust Co.	406,194	CHF	$459,227	$(14,008)
6/11/2021	HSBC Bank USA	3,003,587	CNY	$455,344	$7,594
6/11/2021	HSBC Bank USA	3,006,618	CNY	$454,412	$8,993
6/11/2021	Morgan Stanley	1,569,486,875	COP	$456,323	$(38,975)
6/11/2021	Morgan Stanley	1,596,408,110	COP	$457,976	$(33,469)
6/11/2021	BNP Paribas SA	3,875,275,434	COP	$1,057,645	$(27,155)
6/11/2021	Credit Agricole CIB	376,929	EUR	$460,810	$(7,304)
6/11/2021	Credit Agricole CIB	380,331	EUR	$461,303	$(3,703)
6/11/2021	Credit Agricole CIB	757,500	EUR	$912,326	$(932)
6/11/2021	State Street Bank & Trust Co.	342,801	GBP	$459,698	$13,765
6/11/2021	Citibank N.A.	345,457	GBP	$459,955	$17,176
6/11/2021	Morgan Stanley	6,477,721,250	IDR	$451,850	$(4,978)
6/11/2021	Morgan Stanley	6,480,017,500	IDR	$451,330	$(4,299)
6/11/2021	Morgan Stanley	6,480,100,000	IDR	$447,119	$(83)
6/11/2021	Credit Agricole CIB	33,584,705	INR	$448,115	$2,547
6/11/2021	Morgan Stanley	33,590,000	INR	$451,115	$(382)
6/11/2021	Credit Agricole CIB	33,628,620	INR	$446,906	$4,345
6/11/2021	Citibank N.A.	47,569,115	JPY	$460,681	$(25,309)
6/11/2021	Credit Agricole CIB	47,867,628	JPY	$460,475	$(22,371)
6/11/2021	Barclays Bank PLC Wholesale	9,109,499	MXN	$451,493	$(3,677)
6/11/2021	HSBC Bank USA	9,197,446	MXN	$451,577	$563
6/11/2021	Citibank N.A.	18,500,000	MXN	$913,265	$(3,819)
6/16/2021	Credit Agricole CIB	348,185,000	CLP	$496,237	$(6,465)
6/16/2021	JPMorgan Chase	710,730,000	CLP	$1,003,147	$(3,402)
6/18/2021	BNP Paribas SA	3,700,000	PEN	$999,055	$(20,903)
6/21/2021	BNP Paribas SA	635,970,000	CLP	$870,423	$24,140
6/21/2021	Bank of America N.A.	710,000,000	CLP	$988,252	$10,442
6/21/2021	Morgan Stanley	731,240,000	CLP	$993,776	$34,795
6/21/2021	BNP Paribas SA	731,240,000	CLP	$999,612	$28,959
9/15/2021	Credit Agricole CIB	43,220,700	ZAR	$2,829,841	$98,264
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/4/2021	JPMorgan Chase	5,075,000	BRL	$895,692	$(38,578)
5/10/2021	JPMorgan Chase	565,000,000	CLP	$798,779	$3,836
5/10/2021	BNP Paribas SA	714,000,000	CLP	$998,418	$(6,164)
5/10/2021	BNP Paribas SA	3,600,000	PEN	$998,887	$47,685
5/10/2021	BNP Paribas SA	3,600,000	PEN	$1,000,067	$48,865
5/11/2021	BNP Paribas SA	4,470,000,000	COP	$1,231,744	$41,191
5/13/2021	JPMorgan Chase	20,236,689	MXN	$1,000,000	$1,996
5/13/2021	BNP Paribas SA	3,622,000	PEN	$985,369	$28,291
5/17/2021	Citibank N.A.	4,540,000	PEN	$1,209,634	$9,879
6/4/2021	BNP Paribas SA	726,000,000	CLP	$1,009,692	$(11,592)
6/11/2021	Credit Agricole CIB	1,220,707	AUD	$941,092	$556
6/11/2021	Morgan Stanley	4,668,626	BRL	$839,696	$(16,800)
6/11/2021	Citibank N.A.	811,201	CHF	$876,170	$(12,968)
6/11/2021	Morgan Stanley	3,875,275,434	COP	$1,058,529	$28,039
6/11/2021	Barclays Bank PLC Wholesale	757,260	EUR	$911,400	$294
6/11/2021	HSBC Bank USA	18,306,945	MXN	$911,088	$11,133
6/16/2021	Credit Agricole CIB	348,185,000	CLP	$499,190	$9,417
6/16/2021	JPMorgan Chase	710,730,000	CLP	$999,086	$(659)
6/16/2021	BNP Paribas SA	3,250,000	EUR	$3,889,498	$(21,197)
6/16/2021	BNP Paribas SA	162,400,000	RUB	$2,189,138	$41,402
6/18/2021	Citibank N.A.	3,700,000	PEN	$990,126	$11,974
6/21/2021	Citibank N.A.	635,970,000	CLP	$884,803	$(9,759)
6/21/2021	Bank of America N.A.	710,000,000	CLP	$997,738	$(957)
6/21/2021	BNP Paribas SA	731,240,000	CLP	$1,004,278	$(24,292)
6/21/2021	Morgan Stanley	731,240,000	CLP	$1,007,676	$(20,895)
9/15/2021	Bank of America N.A.	43,220,700	ZAR	$2,750,121	$(177,984)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(182,260)
At April 30, 2021, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 04/30/2021[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
JPMorgan Chase	Emirate of Dubai United Arab	Sell	1.000%	06/20/2026	0.45%	$6,700,000	$184,208	$175,706	$8,502
Goldman Sachs and Co.	Federative Republic of Brazil	Sell	1.000%	06/20/2026	1.93%	$11,000,000	$(485,574)	$(646,431)	$160,857
Barclays Bank PLC	Petroleo Brasileiro SA	Sell	1.000%	06/20/2026	2.30%	$2,300,000	$(139,333)	$(147,137)	$7,804
Morgan Stanley	Republic of Colombia	Sell	1.000%	06/20/2026	1.25%	$4,800,000	$(58,939)	$(58,939)	$0
Barclays Bank PLC	Republic of Indonesia	Buy	1.000%	06/20/2026	0.77%	$4,800,000	$(54,640)	$(28,094)	$(26,546)
Morgan Stanley	Republic of Peru	Buy	1.000%	06/20/2026	0.92%	$9,600,000	$(37,577)	$(51,505)	$13,928
Citibank N.A.	Republic of South Africa	Buy	1.000%	06/20/2026	2.20%	$6,800,000	$380,858	$474,669	$(93,811)
Bank of America, N.A	Republic of the Philippines	Buy	1.000%	06/20/2026	0.46%	$4,800,000	$(130,356)	$(126,584)	$(3,772)
JPMorgan Chase	Sultanate of Oman	Sell	1.000%	06/20/2026	2.81%	$14,800,000	$(1,220,510)	$(1,077,284)	$(143,226)
Morgan Stanley	United Mexican States	Sell	1.000%	06/20/2026	0.94%	$5,100,000	$15,496	$(15,252)	$30,748
TOTAL CREDIT DEFAULT SWAPS							$(1,546,367)	$(1,500,851)	$(45,516)
Semi-Annual Shareholder Report

At April 30, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
BNPParibas	GBP CALL/USD PUT	$963,564	June 2021	$1.40	$(3,633)
(Premiums Received $10,509)					$(3,633)
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended April 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2020	$1,597,168
Purchases at Cost	$277,922,684
Proceeds from Sales	$(276,634,714)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	$(2,362)
Value as of 4/30/2021	$2,882,776
Shares Held as of 4/30/2021	2,882,200
Dividend Income	$4,149

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Discount rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,087,895,889.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$673,617,596	$—	$673,617,596
Corporate Bonds	—	455,447,664	—	455,447,664
Exchange-Traded Fund	599,253	—	—	599,253
Equity Securities:
Common Stocks
International	2,572,182	—	—	2,572,182
Investment Company	2,882,776	—	—	2,882,776
TOTAL SECURITIES	$6,054,211	$1,129,065,260	$—	$1,135,119,471
Other Financial Instruments:
Assets
Futures Contracts	$847,638	$—	$—	$847,638
Foreign Exchange Contracts	—	684,317	—	684,317
Swap Contracts	—	580,562	—	580,562
Liabilities
Foreign Exchange Contracts	—	(866,577)	—	(866,577)
Swap Contracts	—	(2,126,929)	—	(2,126,929)
Written Options Contracts	—	(3,633)	—	(3,633)
TOTAL OTHER FINANCIAL INSTRUMENTS	$847,638	$(1,732,260)	$—	$(884,622)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
JSC	—Joint Stock Company
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PIK	—Payment in Kind
RUB	—Russian Ruble
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,				Period Ended 10/31/2016[2]	Year Ended November 30, 2015
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.78	$9.97	$9.28	$10.21	$10.24	$9.49	$9.77
Income From Investment Operations:
Net investment income (loss)	0.31[3]	0.58	0.54	0.51[3]	0.56[3]	0.53[3]	0.54[3]
Net realized and unrealized gain (loss)	0.45	(0.25)	0.68	(0.89)	0.06	0.41	(0.82)
Total From Investment Operations	0.76	0.33	1.22	(0.38)	0.62	0.94	(0.28)
Less Distributions:
Distributions from net investment income	(0.33)	(0.52)	(0.53)	(0.54)	(0.57)	(0.19)	—
Distributions from net realized gain	—	—	—	(0.01)	(0.08)	—	—
Total Distributions	(0.33)	(0.52)	(0.53)	(0.55)	(0.65)	(0.19)	—
Net Asset Value, End of Period	$10.21	$9.78	$9.97	$9.28	$10.21	$10.24	$9.49
Total Return[4]	7.82%	3.48%	13.41%	(3.68)%	6.35%	9.95%	(2.86)%
Ratios to Average Net Assets:
Net Expenses[5]	0.04%[6]	0.05%	0.05%	0.05%	0.06%	0.07%[6]	0.06%
Net investment income	6.14%[6]	5.90%	5.54%	5.22%	5.54%	5.81%[6]	5.57%
Expense waiver/reimbursement[7]	—%	—%	—%	—%	0.00%[8]	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,144,479	$861,056	$842,908	$786,476	$761,780	$850,890	$908,905
Portfolio turnover	26%	104%	87%	109%	67%	82%	133%

1
Emerging Markets Fixed Income Core Fund (the “Predecessor Fund”) was reorganized into Emerging Markets Core Fund (the “Fund”) as of the close of business on June 17, 2016. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations. As a result of reorganization, the Fund effected a 3.624 for
1 share split. As a result of the share split: (1) the number of outstanding shares increased by a factor of 3.624; and (2) since the Fund’s total number of shares outstanding increased, the net asset value per Fund Share (NAV/Share) decreased. The share split did not affect the value of the Fund’s net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated for the periods prior to the reorganization.

2	The Fund has changed its fiscal year end from November 30 to October 31. This period represents the 11-month period from December 1, 2015 to October 31, 2016.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $2,882,776 of investments in an affiliated holding* (identified cost $1,093,324,218)	$1,135,119,471
Cash	3,383,511
Due from broker (Note 2)	3,064,936
Income receivable	14,846,143
Income receivable from an affiliated holding	657
Swaps, at value (premium paid $635,123)	580,562
Receivable for investments sold	4,800,000
Unrealized appreciation on foreign exchange contracts	684,317
Receivable for periodic payments from swap contracts	49,667
Total Assets	1,162,529,264
Liabilities:
Payable for investments purchased	13,551,609
Written options outstanding (premium received $10,509), at value	3,633
Unrealized depreciation on foreign exchange contracts	866,577
Bank overdraft denominated in foreign currencies (identified cost $643,721)	640,237
Payable for variation margin on futures contracts	31,444
Payable for periodic payments to swap contracts	28,889
Swaps, at value (premium received $2,135,974)	2,126,929
Income distribution payable	664,028
Accrued expenses (Note 5)	136,610
Total Liabilities	18,049,956
Net assets for 112,084,390 shares outstanding	$1,144,479,308
Net Assets Consist of:
Paid-in capital	$1,109,277,159
Total distributable earnings (loss)	35,202,149
Total Net Assets	$1,144,479,308
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,144,479,308 ÷ 112,084,390 shares outstanding, no par value, unlimited shares authorized	$10.21

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Interest	$33,600,337
Dividends (including $4,149 received from an affiliated holding* and net of foreign taxes withheld of $67,065)	38,989
TOTAL INCOME	33,639,326
Expenses:
Administrative fee (Note 5)	1,112
Custodian fees	65,241
Transfer agent fees	34,909
Directors’/Trustees’ fees (Note 5)	3,341
Auditing fees	17,871
Legal fees	5,240
Portfolio accounting fees	87,444
Printing and postage	9,205
Commitment fee (Note 8)	5,028
Miscellaneous (Note 5)	8,336
TOTAL EXPENSES	237,727
Net investment income	33,401,599
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including net realized loss of $(2,362) on sales of investments in an affiliated holding*)	1,089,236
Net realized loss on foreign currency transactions	(36,078)
Net realized gain on foreign exchange contracts	18,895
Net realized gain on futures contracts	2,603,283
Net realized gain on swap contracts	610,508
Net change in unrealized appreciation of investments	35,914,522
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	10,610
Net change in unrealized appreciation of foreign exchange contracts	(427,939)
Net change in unrealized appreciation of futures contracts	377,755
Net change in unrealized depreciation of written options	6,876
Net change in unrealized appreciation of swap contracts	(341,875)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	39,825,793
Change in net assets resulting from operations	$73,227,392

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$33,401,599	$50,619,574
Net realized gain (loss)	4,285,844	9,334,804
Net change in unrealized appreciation/depreciation	35,539,949	(24,100,517)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	73,227,392	35,853,861
Distributions to Shareholders	(35,580,286)	(45,768,400)
Share Transactions:
Proceeds from sale of shares	264,691,280	349,284,180
Net asset value of shares issued to shareholders in payment of distributions declared	30,734,006	37,787,473
Cost of shares redeemed	(49,648,815)	(359,009,034)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	245,776,471	28,062,619
Change in net assets	283,423,577	18,148,080
Net Assets:
Beginning of period	861,055,731	842,907,651
End of period	$1,144,479,308	$861,055,731
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Prior to June 20, 2016, as a partnership, the Fund was not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund’s income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities, may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage country, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at April 30, 2021, is $44,700,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $52,742,857. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency and duration risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $83,243,717. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return, and to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $351,131 and $305,714, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Option Contracts
The Fund buys or sells put and call options to manage currency and duration risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Option contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average market value of purchased call options held by the Fund throughout the period was $1,316. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written call options held by the Fund throughout the period was $3,636. This is based on amounts held as of each month-end throughout the six-month period.
Written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments. At April 30, 2021, the Fund had no outstanding purchased options.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$[1](847,638)
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	684,317	Unrealized depreciation on foreign exchange contracts	$866,577
Semi-Annual Shareholder Report

Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts		$—	Written options outstanding, at value	$3,633
Credit contracts	Swaps, at value	580,562	Swaps, at fair value	2,126,929
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,264,879		$2,149,501

1
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$2,603,283	$—	$—	$2,603,283
Foreign exchange contracts	—	—	18,895	(16,704)	2,191
Credit contracts	610,508	—	—	—	610,508
TOTAL	$610,508	$2,603,283	$18,895	$(16,704)	$3,215,982

1	The net realized loss on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Written Options Contracts	Total
Interest rate contracts	$—	$377,755	$—	$—	$377,755
Foreign exchange contracts	—	—	(427,939)	6,876	(421,063)
Credit contracts	(341,875)	—	—	—	(341,875)
TOTAL	$(341,875)	$377,755	$(427,939)	$6,876	$(385,183)
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of April 30, 2021, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$684,317	$(504,299)	$—	$180,018
Swap Contracts	580,562	(199,704)	—	380,858
TOTAL	$1,264,879	$(704,003)	$—	$560,876

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$866,577	$(504,299)	$—	$362,278
Swap Contracts	2,126,929	(199,704)	—	1,927,225
Written Option Contracts	3,633	—	—	3,633
TOTAL	$2,997,139	$(704,003)	$—	$2,293,136
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2021	Year Ended 10/31/2020
Shares sold	25,895,111	36,172,246
Shares issued to shareholders in payment of distributions declared	2,991,960	3,867,612
Shares redeemed	(4,832,299)	(36,591,662)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	24,054,772	3,448,196
4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $1,087,895,889. The net unrealized appreciation of investments for federal tax purposes was $47,850,320. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $69,893,373 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,043,053. The amounts presented are inclusive of derivative contracts.
As of October 31, 2020, the Fund had a capital loss carryforward of $12,515,484 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,408,216	$7,107,268	$12,515,484
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2021, the Sub-Adviser earned a fee of $739,218.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of April 30, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$529,031,716
Sales	$273,769,128
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an
Semi-Annual Shareholder Report

extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,078.20	$0.21
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.60	$0.20

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
EMERGING MARKETS CORE FUND (THE “FUND”)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Hermes (UK) LLP with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates (collectively, “Federated”) may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on
Semi-Annual Shareholder Report

Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Semi-Annual Shareholder Report

Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund outperformed its benchmark index for the one-year and three-year periods, and the Fund underperformed its benchmark index the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Emerging Markets Core Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887
Q453026 (6/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date June 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021